                        [COLOLEY GODWARD LLP LETTERHEAD]



September 2, 2005                            J. PATRICK LOOFBOURROW
                                             (858) 550-6089
VIA EDGAR                                    jploofbourrow@cooley.com


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:     SGX PHARMACEUTICALS, INC.
        REGISTRATION STATEMENT ON FORM S-1

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of SGX Pharmaceuticals, Inc. (the "Company"), is a copy of the Company's Registration Statement on Form S-1 covering the registration of shares of common stock of the Company. Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

If you have any questions, please feel free to contact me at (858) 550-6089.


Very truly yours,


/S/ J. PATRICK LOOFBOURROW
--------------------------
J. Patrick Loofbourrow



Enclosures

474646 v1/SD